Basis of presentation and general information (Tables)	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Charterer	2011	2010	2009
A	18%	16%	23%
B	12%	18%	21%
C	11%	10%	11%
D	-	-	14%